As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 41.09%	Value
	Aerospace Product and Parts Manufacturing - 3.37%
9,660	Honeywell International, Inc.	$575,446
	Beverage Manufacturing - 2.66%
7,212	PepsiCo, Inc.	453,923
	Depository Credit Intermediation - 4.36%
2,907	Bank of Nova Scotia (a)	156,745
1,942	Canadian Imperial Bank of Commerce (a)	150,602
2,274	M&T Bank Corp.	185,604
3,086	Toronto-Dominion Bank (a)	251,571
		744,522
	Electric Power Generation, Transmission and Distribution - 4.81%
10,180	FirstEnergy Corp.	450,872
8,923	PG&E Corp.	371,911
		822,783
	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 1.02%
2,445	Watsco, Inc.	174,549
	Motor Vehicle Parts Manufacturing - 3.42%
11,192	Eaton Corp.	584,110
	Other Food Manufacturing - 1.70%
5,752	McCormick & Co., Inc.	290,188
	Other General Purpose Machinery Manufacturing - 3.34%
10,237	Illinois Tool Works, Inc.	570,099
	Other Miscellaneous Manufacturing - 2.17%
10,504	Hasbro, Inc.	371,001
	Petroleum and Coal Products Manufacturing - 2.47%
6,603	Murphy Oil Corp.	422,196
	Pharmaceutical and Medicine Manufacturing - 5.77%
13,352	Merck & Co., Inc.	509,646
10,621	Teva Pharmaceutical Industries Ltd. - ADR	475,927
		985,573
	Securities and Commodity Contracts Intermediation and Brokerage - 3.24%
2,782	BlackRock, Inc.	553,618
	Waste Treatment and Disposal - 2.76%
13,497	Waste Management, Inc.	472,125

	TOTAL COMMON STOCKS (Cost $6,189,517)	7,020,133

	EXCHANGE-TRADED FUNDS - 20.07%
15,138	iShares Floating Rate Note ETF	757,203
10,143	iShares iBoxx $ High Yield Corporate Bond Fund	934,474
6,784	iShares iBoxx $ Investment Grade Corporate Bond Fund	798,477
24,014	iShares S&P U.S. Preferred Stock Index Fund	939,428

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,280,701)	3,429,582

Principal Amount	CORPORATE BONDS - 19.12%
	Aerospace Product and Parts Manufacturing - 0.58%
	Lockheed Martin Corp.
90,000	4.25%, 11/15/2019	98,309
	Agencies, Brokerages, and Other Insurance Related Activities - 0.58%
	Aon PLC
95,000	3.50%, 9/30/2015	99,400
	Beverage Manufacturing - 0.60%
	Anheuser-Busch Cos. LLC
90,000	4.50%, 4/1/2018	101,923
	Building Material and Supplies Dealers - 0.60%
	Lowe's Cos., Inc.
85,000	5.80%, 4/15/2040	103,190
	Cable and Other Subscription Programming - 0.59%
	DIRECTV Holdings LLC
95,000	3.50%, 3/1/2016	100,624
	Communications Equipment Manufacturing - 0.58%
	Harris Corp.
90,000	5.00%, 10/1/2015	98,952
	Computer and Peripheral Equipment Manufacturing - 1.18%
	Dell, Inc.
90,000	4.625%, 4/1/2021	101,143
	Hewlett-Packard Co.
95,000	4.30%, 6/1/2021	99,710
		200,853
	Depository Credit Intermediation - 1.15%
	Citigroup, Inc.
95,000	5.125%, 5/5/2014	100,253
	Wells Fargo & Co.
90,000	5.00%, 11/15/2014	96,614
		196,867
	Electric Power Generation, Transmission and Distribution - 0.59%
	Exelon Generation Co. LLC
90,000	5.20%, 10/1/2019	101,360
	Health and Personal Care Stores - 0.61%
	Express Scripts, Inc.
100,000	3.125%, 5/15/2016	103,482
	Insurance Carriers - 0.58%
	MetLife, Inc.
90,000	4.75%, 2/8/2021	100,001
	Investigation and Security Services - 0.58%
	Tyco International Finance
95,000	3.375%, 10/15/2015	99,714
	Management of Companies and Enterprises - 0.59%
	JPMorgan Chase & Co.
100,000	2.60%, 1/15/2016	101,212
	Medical and Diagnostic Laboratories - 0.61%
	Quest Diagnostics, Inc.
95,000	5.75%, 1/30/2040	104,328
	Medical Equipment and Supplies Manufacturing - 0.58%
	Zimmer Holdings, Inc.
90,000	4.625%, 11/30/2019	98,905
	Motion Picture and Video Industries - 1.19%
	Time Warner, Inc.
95,000	4.00%, 1/15/2022	101,033
	Viacom, Inc.
95,000	3.50%, 4/1/2017	102,078

	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.65%
	Raytheon Co.
100,000	4.875%, 10/15/2040	111,945
	Newspaper, Periodical, Book, and Directory Publishers - 0.59%
	Thomson Reuters Corp.
95,000	3.95%, 9/30/2021	100,735
	Non-Depository Credit Intermediation - 1.22%
	American Express Credit
100,000	2.80%, 9/19/2016	103,719
	General Electric Capital Corp.
90,000	5.625%, 5/1/2018	104,035
		207,754
	Nonmetallic Mineral Mining and Quarrying - 0.60%
	Potash Corporation of Saskatchewan, Inc.
95,000	3.25%, 12/1/2017	102,477
	Other Miscellaneous Manufacturing - 0.62%
	Mattel, Inc.
100,000	5.45%, 11/1/2041	105,953
	Pharmaceutical and Medicine Manufacturing - 1.26%
	Abbott Laboratories
90,000	5.30%, 5/27/2040	109,559
	Amgen, Inc.
100,000	5.15%, 11/15/2041	105,060
		214,619
	Rail Transportation - 0.62%
	CSX Corp.
85,000	6.22%, 4/30/2040	106,498
	Securities and Commodity Contracts Intermediation and Brokerage - 1.20%
	Goldman Sachs Group, Inc.
100,000	3.625%, 2/7/2016	100,453
	Prudential Financial, Inc.
100,000	3.00%, 5/12/2016	104,015
		204,468
	Software Publishers - 0.58%
	Adobe Systems, Inc.
90,000	4.75%, 2/1/2020	99,793
	Wired Telecommunications Carriers - 0.59%
	AT&T, Inc.
90,000	4.45%, 5/15/2021	101,169

	TOTAL CORPORATE BONDS (Cost $3,190,137)	3,267,642

Shares	SHORT-TERM INVESTMENTS - 16.62%	Value
2,839,599	Invesco STIT-Treasury Portfolio, 0.02% (b)	2,839,599
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,839,599)	2,839,599

	TOTAL INVESTMENTS IN SECURITIES (Cost $15,499,954) - 96.90%	16,556,956
	Other Assets in Excess of Liabilities - 3.10%	530,039
	NET ASSETS - 100.00%	$17,086,995

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of February 29, 2012.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares	COMMON STOCKS - 93.41%	Value
	Aerospace Product and Parts Manufacturing - 4.81%
6,852	Lockheed Martin Corp.	$605,785
10,512	Rockwell Collins, Inc.	623,257
		1,229,042
	Basic Chemical Manufacturing - 1.86%
11,710	Cabot Corp.	474,372
	Beverage Manufacturing - 3.13%
12,726	PepsiCo, Inc.	800,975
	Building Material and Supplies Dealers - 4.87%
43,852	Lowe's Companies, Inc.	1,244,520
	Computer Systems Design and Related Services - 4.61%
6,910	Accenture PLC - Class A (a)	411,421
17,923	Quality Systems, Inc.	768,359
		1,179,780
	Depository Credit Intermediation - 2.08%
12,168	Prosperity Bancshares, Inc.	532,228
	Grocery Stores - 1.90%
22,642	Safeway, Inc.	485,671
	Hardware, and Plumbing and Heating Equipment and Supplies Merchant Wholesalers - 3.21%
11,499	Watsco, Inc.	820,914
	Health and Personal Care Stores - 3.63%
27,980	Walgreen Co.	927,817
	Limited-Service Eating Places - 2.14%
11,244	Starbucks Corp.	546,009
	Motor Vehicle Manufacturing - 4.30%
23,902	PACCAR, Inc.	1,099,731
	Motor Vehicle Parts Manufacturing - 4.38%
21,459	Eaton Corp.	1,119,945
	Offices of Other Health Practitioners - 2.00%
19,047	Lincare Holdings, Inc.	511,602
	Other Financial Investment Activities - 3.88%
8,200	Evercore Partners, Inc. - Class A	222,958
30,996	Invesco Ltd. (a)	767,771
		990,729
	Other Furniture Related Product Manufacturing - 2.80%
31,629	Leggett & Platt, Inc.	715,764
	Other General Purpose Machinery Manufacturing - 0.34%
3,538	ITT Corp.	88,273
	Other Miscellaneous Manufacturing - 7.22%
23,264	Hasbro, Inc.	821,684
22,099	Valspar Corp.	1,024,289
		1,845,973
	Petroleum and Coal Products Manufacturing - 15.53%
9,489	Chevron Corp.	1,035,440
12,260	Exxon Mobil Corp.	1,060,490
24,556	HollyFrontier Corp.	801,262
16,776	Murphy Oil Corp.	1,072,657
		3,969,849

	Pharmaceutical and Medicine Manufacturing - 5.61%
14,973	Novartis AG - ADR	816,178
13,789	Teva Pharmaceutical Industries Ltd. - ADR	617,885
		1,434,063
	Pump and Pumping Equipment Manufacturing - 0.86%
8,448	Xylem, Inc.	219,479
	Securities and Commodity Contracts Intermediation and Brokerage - 3.93%
5,055	BlackRock, Inc.	1,005,945
	Semiconductor and Other Electronic Component Manufacturing - 4.26%
39,057	Maxim Integrated Products, Inc.	1,089,300
	Software Publishers - 4.23%
8,839	Microsoft Corp.	280,550
11,837	SAP AG - ADR	800,300
		1,080,850
	Waste Treatment and Disposal - 1.83%
15,686	Republic Services, Inc.	467,913

	TOTAL COMMON STOCKS (Cost $20,365,131)	23,880,744

Shares	SHORT-TERM INVESTMENTS - 6.06%	Value
1,548,015	Invesco STIT-Treasury Portfolio, 0.02% (b)	1,548,015
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,548,015)	1,548,015

	TOTAL INVESTMENTS IN SECURITIES (Cost $21,913,146) - 99.47%	25,428,759
	Other Assets in Excess of Liabilities - 0.53%	136,348
	NET ASSETS - 100.00%	$25,565,107

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of February 29, 2012.
ADR	American Depositary Receipt

WBI Funds
Notes to the Schedule of Investments
February 29, 2012 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2012:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support & Waste Management	$472,125	$-	$-	$472,125
Finance and Insurance	1,298,140	-	-	1,298,140
Manufacturing	4,252,537	-	-	4,252,537
Utilities	822,783	-	-	822,783
Wholesale Trade	174,548	-	-	174,548
Total Common Stocks	7,020,133	-	-	7,020,133
Exchange-Traded Funds	3,429,582	-	-	3,429,582
Short-Term Investments	2,839,599	-	-	2,839,599
Corporate Bonds	-	3,267,642	-	3,267,642
Total Investments in Securities	$13,289,314	$3,267,642	$-	$16,556,956

WBI AbsoluteReturn Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$546,009	$-	$-	$546,009
Administrative Support & Waste Management	467,913	-	-	467,913
Finance and Insurance	2,528,902	-	-	2,528,902
Health Care and Social Assistance	511,602	-	-	511,602
Information	1,080,849	-	-	1,080,849
Manufacturing	14,086,767	-	-	14,086,767
Professional, Scientific, and Technical Services	1,179,780	-	-	1,179,780
Retail Trade	2,658,008	-	-	2,658,008
Wholesale Trade	820,914	-		820,914
Total Common Stocks	23,880,744	-	-	23,880,744
Short-Term Investments	1,548,015	-	-	1,548,015
Total Investments in Securities	$25,428,759	$-	$-	$25,428,759

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at February 29, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended February 29, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$15,499,954

Gross unrealized appreciation	$1,066,752
Gross unrealized depreciation	(9,750)
Net unrealized appreciation	$1,057,002

WBI Absolute Return Dividend Growth Fund

Cost of investments	$21,943,422

Gross unrealized appreciation	$3,643,914
Gross unrealized depreciation	(158,577)
Net unrealized appreciation	$3,485,337

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
     Douglas G. Hess, President

Date   4/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Douglas G. Hess
 Douglas G. Hess, President

Date   4/23/12

By (Signature and Title)*/s/Cheryl L. King
 Cheryl L. King, Treasurer

Date   4/23/12

* Print the name and title of each signing officer under his or her signature.